Accounts Receivable, Net - Schedule of Allowance for Expected Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance for Expected Credit Losses [Abstract]
Balance, beginning of the year	$ 13,864
Addition	311,539	13,864
Exchange realignment	1,410
Balance, end of year	$ 326,813	$ 13,864